Accrued Expenses and Other Payables (Accrued expenses and other payables) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other payables	$ 1,087	6,577	6,001
Predicted liability	32	200	830
Accrued Liabilities and Other Liabilities, Total	$ 1,119	6,777	6,831